Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning balance	$ 107	$ (23)	$ 91
Accumulated other comprehensive income (loss) before reclassifications	(71)	112	(73)
Amounts reclassified from accumulated other comprehensive income (loss)	(40)	18	(41)
Accumulated other comprehensive income (loss), Ending balance	(4)	107	(23)
Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning balance	132	68	133
Accumulated other comprehensive income (loss) before reclassifications	(90)	64	(65)
Amounts reclassified from accumulated other comprehensive income (loss)	(25)
Accumulated other comprehensive income (loss), Ending balance	17	132	68
Derivative Financial Instruments, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning balance	42	(57)	6
Accumulated other comprehensive income (loss) before reclassifications	(29)	77	(28)
Amounts reclassified from accumulated other comprehensive income (loss)	(8)	22	(35)
Accumulated other comprehensive income (loss), Ending balance	5	42	(57)
Defined Benefit Plans, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning balance	(67)	(34)	(48)
Accumulated other comprehensive income (loss) before reclassifications	48	(29)	20
Amounts reclassified from accumulated other comprehensive income (loss)	(7)	(4)	(6)
Accumulated other comprehensive income (loss), Ending balance	$ (26)	$ (67)	$ (34)